ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS - Movement of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in allowance for doubtful accounts:
Balance as of the beginning of the year	¥ 4,842
Additions charged to bad debt expense	12,376	¥ 4,842
Balance as of the end of the year	¥ 17,218	¥ 4,842